Commitments, guarantees, contingencies and other disclosures - Summary of Estimated Amount of Contracts Remaining to be Executed on Capital Accounts (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	₨ 85,290	$ 1,167	₨ 105,786
Oil And Gas [member] | Cairn Oil And Gas [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	15,547	213	31,464
Aluminium sector [member] | Lanjigarh Refinery (Phase II) [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	11,877	162	15,728
Aluminium sector [member] | Jharsuguda 125 MTPA smelter [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	4,630	63	4,140
Zinc sector [member] | Zinc India [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	3,625	50	9,123
Zinc sector [member] | Gamsberg mining & milling project [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	938	13	1,306
Copper sector [member] | Tuticorin Smelter 400 KTPA [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	29,951	410	27,913
Copper sector [member] | Other [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	₨ 18,722	$ 256	₨ 16,112